Consolidated Balance Sheets - CAD ($) $ in Thousands	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Assets
Cash (note 4)	$ 88,581	$ 271,523	$ 257,644
Securities (note 5)	141,564	0
Loans, net of allowance for credit losses (note 6)	2,992,678	2,103,050
Other assets (note 7)	43,175	40,513
Total assets	3,265,998	2,415,086
Liabilities and Shareholders' Equity
Deposits (note 9)	2,657,540	1,853,204
Subordinated notes payable (note 10)	104,951	95,272
Other liabilities (note 11)	152,832	134,504
Total liabilities	2,915,323	2,082,980
Shareholders' equity:
Share capital (note 12)	239,629	241,321
Contributed surplus	1,612	145
Retained earnings	109,335	90,644
Accumulated other comprehensive income (loss)	99	(4)
Total equity	350,675	332,106
Total equity and liabilities	$ 3,265,998	$ 2,415,086